Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Trade Receivables [Abstract]
Schedule of credit risk trade receivables
	Trade receivables aging
	1-30 days	31 - 60 days	61 - 90 days	>91 days	Allowance for ECL	Total

Gross carrying amount	$441	$382	$73	$260	$(118)	$1,038